Investment in Marketable Debt Securities (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 26, 2020	Jan. 31, 2017	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investment in Marketable Debt Securities [Line Items]
Percentage of bond purchases	7.125%
Impairment loss on marketable securities			$ 55	$ 42,291	$ 60,754
Interest income on investment				12,668	21,422
Accrued interest
BLUE SKYVIEW Co. Ltd [Member]
Investment in Marketable Debt Securities [Line Items]
Percentage of bond purchases		7.125%
Consideration amount		$ 200,200